Asset Retirement Obligations - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Average expected rates of inflation	2.00%	2.00%
Restricted cash (notes 7, 17)	$ 142	$ 128
Asset Retirement Obligations
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted ARO	$ 10,000	$ 9,200
Expected timing	45 years	45 years
Peoples Republic of China
Disclosure of other provisions [line items]
Restricted cash and cash equivalents	$ 142	$ 128
Minimum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	3.90%	3.80%
Maximum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	4.40%	5.00%